TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012	Dec. 31, 2011
Management fees payable			$ 3,392	$ 39
Incentive compensation payable
Due to Newcastle			1,744	119
[DueToAffiliateCurrentAndNoncurrent]	7,109	[1]	5,136	158
Fortress-managed Affiliate
Management fees payable	1,495		3,392
Incentive compensation payable	5,348
Expense reimbursements	266
Due to Newcastle			1,744
[DueToAffiliateCurrentAndNoncurrent]	$ 7,109		$ 5,136

[1]	(A) Represents our historical consolidated balance sheet at September 30, 2013.